Earnings Per Share - Additional Information (Detail) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity [Abstract]
Diluted earnings per share, share options	23	27	15
Profit for the year	£ 2,032	£ 1,908	£ 2,466
Profit (loss), attributable to non-controlling interests	£ 4	£ 1	£ 7